Commitments and Contingencies - Additional Information (Detail)			3 Months Ended		10 Months Ended	12 Months Ended
	Nov. 15, 2021 USD ($) $ / shares shares	Oct. 21, 2021 USD ($)	Mar. 31, 2023 USD ($) shares	Mar. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2022 USD ($) shares
Deferred underwriting fee percent on gross proceeds of the IPO			3.5			3.5
Deferred Underwriting Discount			$ 8,050,000			$ 8,050,000
Overallotment option vesting period			45 days			45 days
Deferred underwriting fees, Waived			$ 8,050,000			$ 8,050,000
Adjustment to Retained Earnings, Gain on settlement of underwriting fees					$ 0	(7,847,542)
Gain on settlement of underwriting fees			202,548			202,548
Administrative Service Fee [Member]
Expenses from Transactions with Related Party		$ 10,000	10,000			10,000
General and administrative expenses - related party			20,000	$ 30,000	$ 20,000	120,000
Retained Earnings [Member]
Adjustment to Retained Earnings, Gain on settlement of underwriting fees			$ 7,847,542			$ 7,847,542
Over-Allotment Option [Member]
Stock Issued During Period Shares | shares	3,000,000
Over-Allotment Option [Member] | Maximum [Member]
Stock Issued During Period Shares | shares			3,000,000			3,000,000
Public Warrants [Member]
Stock Issued During Period Shares | shares	1,500,000
Shares Issued, Price Per Share | $ / shares	$ 10
Proceeds from Issuance of Warrants	$ 30,000,000